Equity - Summary of Reconciliation of Reserves (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 25, 2015	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		$ 40,638
Fair value of share-based payments		7,522	$ 5,533	$ 5,959
Reclassification of modified options to/(from) liability	$ 600		10	134
Changes in the fair value of financial assets through other comprehensive income		446	4	(324)
Currency gain/(loss) on translation of foreign operations		1,146	(137)
Closing Balance		46,634	40,638
Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		80,034	75,974
Tax credited / (debited) to equity		979
Transfer to ordinary shares on exercise of options		(3,205)	(313)
Fair value of share-based payments		7,522	4,363
Reclassification of modified options to/(from) liability			10
Closing Balance		85,330	80,034	75,974
Investment Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		17	21
Changes in the fair value of financial assets through other comprehensive income		(446)	(4)
Closing Balance		(429)	17	21
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		(39,413)	(39,276)
Closing Balance		$ (38,267)	$ (39,413)	$ (39,276)